Bank Loans-Current - Schedule of Bank Loans-Current (Details)		Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Long-term loans
Long-term loans		$ 900,112	$ 115,855
Less: Current portion of long-term loans		(594,627)	(76,535)	$ (562,331)
Long term loan- non-current portion		305,485	39,320	911,272
Bank of East Asia(“BEA”) [Member]
Long-term loans
Long-term loans	[1]
BEA [Member]
Long-term loans
Long-term loans	[2]	$ 900,112	$ 115,855	$ 1,473,603

[1]	On June 12, 2020, TSL entered into a loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 317,000 (approximately US$ 40,903) on June 29, 2020 for three years term ended on June 28, 2023. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMC Insurance Limited (“HKMCI”) under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.
[2]	On March 12, 2021, TSL entered into another loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 2,304,000 (approximately US$ 295,954) on March 29, 2021 for five years term ended on March 28, 2026. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMCI under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.